OTHER EQUITY AND RESERVES (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement1 [Line Items]
Balance	$ 4,777	$ 3,954
Share-based payments expenses	8,134	3,330
Treasury shares issued to employees under the Forfeitable Share Plan	(12,911)	(2,507)
Balance	$ 0	$ 4,777